Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and equivalents	$ 236,767	$ 85,110
Accounts receivable	9,604	6,689
Inventories	79,871	58,841
Other financial assets	7,014	3,583
Prepaids	3,971	2,975
Total current assets	337,227	157,198
Property, plant and equipment	837,839	742,619
Other financial assets	2,902	5,298
Goodwill	5,227	5,250
Total assets	1,183,195	910,365
Current liabilities
Accounts payable and other liabilities	55,660	51,747
Current portion of long-term debt	18,305	17,617
Current portion of deferred revenue	13,441	5,604
Interest payable on senior secured notes	13,312	1,160
Current income tax payable	2,759	2,356
Total current liabilities	103,477	78,484
Long-term debt	513,444	345,787
Provision for environmental rehabilitation ("PER")	87,571	78,983
Deferred and other tax liabilities	70,186	39,060
Deferred revenue	45,356	47,154
Other financial liabilities	4,643	3,525
Total liabilities	824,677	592,993
EQUITY
Share capital	476,599	472,870
Contributed surplus	55,403	53,433
Accumulated other comprehensive income ("AOCI")	6,649	7,674
Deficit	(180,133)	(216,605)
Total equity	358,518	317,372
Total equity and liabilities	$ 1,183,195	$ 910,365